LVIP Delaware Bond Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.35%
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 5.48% (LIBOR01M + 2.40%) 4/25/31	372,098	$ 372,321
Series 2019-R01 2M2 5.53% (LIBOR01M + 2.45%) 7/25/31	345,555	344,919
Series 2019-R02 1M2 5.38% (LIBOR01M + 2.30%) 8/25/31	268,265	267,600
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 5.93% (LIBOR01M + 2.85%) 11/25/29	1,712,614	1,712,606
Series 2022-R02 2M2 5.28% (SOFR30A + 3.00%) 1/25/42	4,565,000	4,156,494
•Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	54,825	54,565
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	195,194	152,548
Series 2017-40 GZ 3.50% 5/25/47	2,940,796	2,723,616
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,540,428	2,212,787
•Freddie Mac STACR REMIC Trust
Series 2019-HQA4 M2 5.13% (LIBOR01M + 2.05%) 11/25/49	248,357	247,496
Series 2020-DNA2 M2 4.93% (LIBOR01M + 1.85%) 2/25/50	1,517,885	1,494,802
Series 2020-HQA2 M2 6.18% (LIBOR01M + 3.10%) 3/25/50	1,762,064	1,785,836
Series 2021-DNA1 M2 4.08% (SOFR30A + 1.80%) 1/25/51	32,683,845	31,549,699
Series 2021-DNA3 M2 4.38% (SOFR30A + 2.10%) 10/25/33	12,900,000	12,203,019
Series 2021-DNA5 M2 3.93% (SOFR30A + 1.65%) 1/25/34	14,944,584	14,573,727
Series 2021-HQA1 M2 4.53% (SOFR30A + 2.25%) 8/25/33	37,000,000	33,956,654
Series 2021-HQA2 M2 4.33% (SOFR30A + 2.05%) 12/25/33	25,500,000	22,199,923
Series 2022-DNA1 M2 4.78% (SOFR30A + 2.50%) 1/25/42	11,550,000	10,081,669
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 4.13% (LIBOR01M + 1.05%) 12/25/29	1,438,531	$ 1,440,129
♦•Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	195,673	196,061
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,004,237
Series 2017-163 ZK 3.50% 11/20/47	721,764	667,868
Total Agency Collateralized Mortgage Obligations (Cost $154,295,663)		143,398,576
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.05%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	2,990,000	2,732,538
Total Agency Commercial Mortgage-Backed Security (Cost $2,950,613)		2,732,538
AGENCY MORTGAGE-BACKED SECURITIES–19.87%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	7,648,786	6,748,190
2.50% 8/1/35	1,785,580	1,622,213
Fannie Mae S.F. 20 yr
2.00% 1/1/41	6,699,958	5,614,725
2.00% 3/1/41	16,153,590	13,533,126
2.00% 5/1/41	7,304,598	6,120,681
2.50% 10/1/41	5,832,292	5,029,067
3.00% 12/1/37	10,470,263	9,571,376
3.00% 1/1/38	13,489,577	12,335,754
3.00% 10/1/47	58,404	50,526
4.00% 9/1/42	32,394,987	30,417,675
Fannie Mae S.F. 30 yr
2.00% 11/1/50	19,519,594	15,905,185
2.00% 12/1/50	18,268,924	14,883,728
2.00% 1/1/51	23,571,122	19,213,505
2.00% 2/1/51	22,236,600	18,136,226
2.00% 3/1/51	30,172,549	24,565,098
2.00% 5/1/51	8,013,259	6,520,956
2.00% 6/1/51	1,700,517	1,387,187
2.00% 8/1/51	8,126,687	6,607,669
2.00% 1/1/52	21,820,626	17,762,027
2.50% 9/1/50	26,367,801	22,329,979
2.50% 1/1/51	51,115,501	43,536,051
2.50% 6/1/51	8,760,961	7,411,625
2.50% 7/1/51	1,240,113	1,046,638
2.50% 8/1/51	43,810,854	37,059,100
3.00% 6/1/45	566,855	505,062
3.00% 4/1/46	2,406,151	2,149,455
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 8/1/46	1,441,417	$ 1,283,540
3.00% 4/1/47	22,776	20,218
3.00% 12/1/47	2,774,326	2,465,327
3.00% 2/1/48	25,597,943	22,793,161
3.00% 3/1/48	19,459,062	17,266,549
3.00% 11/1/48	3,517,605	3,128,308
3.00% 11/1/49	1,584,757	1,408,887
3.00% 12/1/49	21,480,940	18,935,518
3.00% 2/1/50	1,165,319	1,008,104
3.00% 7/1/50	9,116,419	8,001,702
3.00% 5/1/51	2,906,079	2,554,827
3.00% 7/1/51	10,228,791	8,977,863
3.00% 12/1/51	14,146,426	12,428,704
3.00% 2/1/57	62,803	54,961
3.50% 12/1/47	3,465,779	3,160,476
3.50% 1/1/48	9,187,411	8,402,962
3.50% 2/1/48	16,093,505	14,706,624
3.50% 7/1/48	1,895,377	1,733,697
3.50% 11/1/48	8,273,405	7,567,272
3.50% 3/1/50	3,281,293	3,000,132
3.50% 8/1/50	36,226,309	33,091,566
3.50% 9/1/50	7,452,778	6,833,467
3.50% 3/1/52	28,570,165	25,921,895
3.50% 5/1/52	15,349,614	13,906,910
4.00% 3/1/47	17,426,865	16,543,546
4.00% 6/1/48	13,044,288	12,346,876
4.00% 10/1/48	13,024,934	12,374,455
4.00% 1/1/50	3,292,558	3,161,280
4.50% 6/1/40	843,210	827,159
4.50% 7/1/40	1,094,968	1,053,797
4.50% 8/1/41	2,730,843	2,675,326
4.50% 2/1/44	11,140,024	10,914,976
4.50% 4/1/44	565,712	554,214
4.50% 2/1/46	32,971,634	32,192,292
4.50% 5/1/46	4,277,800	4,191,236
4.50% 12/1/48	3,572,294	3,449,850
4.50% 1/1/49	5,361,540	5,185,158
4.50% 2/1/49	2,891,863	2,816,565
4.50% 5/1/49	242,494	233,935
4.50% 1/1/50	4,645,381	4,477,873
4.50% 3/1/50	4,938,495	4,793,803
5.00% 7/1/47	5,293,153	5,334,823
5.00% 6/1/48	19,654	19,402
•5.00% 7/1/52	17,600,146	17,218,001
5.50% 5/1/44	27,816,794	28,731,451
5.50% 10/1/52	1,779,000	1,772,241
6.00% 6/1/41	5,935,768	6,236,165
6.00% 7/1/41	21,632,140	22,733,195
6.00% 1/1/42	4,503,841	4,732,038
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/52	45,600,000	44,417,482
5.50% 10/1/52	98,494,000	97,893,802
Freddie Mac S.F. 15 yr 2.00% 12/1/35	24,056,507	21,284,528
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr
2.00% 3/1/41	17,989,832	$ 15,069,637
3.00% 5/1/40	813,560	725,251
3.00% 4/1/42	7,055,241	6,256,496
Freddie Mac S.F. 30 yr
2.00% 11/1/50	4,176,297	3,401,591
2.00% 12/1/50	7,041,812	5,735,594
2.00% 9/1/51	18,846,368	15,320,774
2.50% 7/1/50	8,149,287	6,893,790
2.50% 10/1/50	16,166,134	13,707,321
2.50% 2/1/51	8,643,095	7,313,841
2.50% 3/1/51	3,683,621	3,117,149
3.00% 8/1/48	4,939,831	4,360,444
3.00% 1/1/50	3,410,424	3,006,928
3.00% 12/1/50	2,057,069	1,808,821
3.00% 8/1/51	8,614,299	7,545,684
3.00% 2/1/52	10,927,261	9,536,107
3.50% 2/1/47	12,411,282	11,400,192
3.50% 11/1/48	21,822,443	19,956,522
3.50% 6/1/52	4,909,818	4,428,397
4.00% 10/1/47	8,288,609	7,811,991
4.00% 4/1/52	2,890,552	2,685,287
4.00% 9/1/52	18,004,000	16,730,921
4.50% 3/1/42	1,778,504	1,744,314
4.50% 1/1/49	5,687,335	5,495,232
4.50% 3/1/49	2,657,484	2,570,607
4.50% 4/1/49	6,281,022	6,102,041
4.50% 8/1/49	8,364,212	8,129,948
4.50% 7/1/52	5,678,037	5,424,463
5.00% 10/1/48	3,316,557	3,276,365
5.00% 7/1/52	32,646,128	31,938,267
5.50% 9/1/41	10,236,290	10,585,416
5.50% 9/1/52	15,973,545	16,135,206
5.50% 10/1/52	12,440,000	12,379,357
6.00% 5/1/39	124,548	131,018
GNMA I S.F. 30 yr
3.00% 8/15/45	3,852,265	3,437,635
3.00% 3/15/50	1,993,884	1,761,595
GNMA II S.F. 30 yr
3.00% 8/20/50	4,322,780	3,905,034
3.00% 12/20/51	16,864,845	14,936,367
5.50% 5/20/37	363,657	376,395
Total Agency Mortgage-Backed Securities (Cost $1,361,951,570)		1,212,022,961
CORPORATE BONDS–37.83%
Aerospace & Defense–0.73%
Boeing Co.
3.25% 2/1/28	7,380,000	6,437,112
3.75% 2/1/50	16,990,000	11,064,358
Lockheed Martin Corp.
1.85% 6/15/30	3,000,000	2,430,981
3.90% 6/15/32	5,255,000	4,868,035
4.15% 6/15/53	3,920,000	3,276,526

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Teledyne Technologies, Inc.
2.25% 4/1/28	10,470,000	$ 8,732,661
2.75% 4/1/31	9,665,000	7,621,166
		44,430,839
Agriculture–0.19%
BAT Capital Corp. 2.26% 3/25/28	8,915,000	7,090,976
BAT International Finance PLC 1.67% 3/25/26	5,350,000	4,624,618
		11,715,594
Airlines–0.54%
Delta Air Lines, Inc. 7.00% 5/1/25	16,537,000	16,643,697
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	6,749,750	6,606,520
Southwest Airlines Co. 5.13% 6/15/27	5,267,000	5,156,476
♦United Airlines Pass-Through Trust
3.75% 3/3/28	3,356,406	3,043,342
4.00% 10/11/27	1,424,978	1,302,696
		32,752,731
Auto Manufacturers–1.07%
Daimler Trucks Finance North America LLC 2.38% 12/14/28	3,295,000	2,688,226
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,920,000	1,701,691
2.90% 2/16/28	4,180,000	3,285,356
2.90% 2/10/29	3,140,000	2,378,550
General Motors Co.
5.40% 10/2/23	3,300,000	3,300,330
5.40% 10/15/29	6,240,000	5,753,571
5.60% 10/15/32	2,385,000	2,128,963
6.13% 10/1/25	3,300,000	3,301,429
6.60% 4/1/36	9,537,000	8,916,385
General Motors Financial Co., Inc.
4.35% 4/9/25	16,530,000	15,961,294
5.25% 3/1/26	12,791,000	12,447,242
μ5.70% 9/30/30	3,820,000	3,274,192
		65,137,229
Auto Parts & Equipment–0.30%
Aptiv PLC 3.10% 12/1/51	21,208,000	11,876,313
Aptiv PLC/Aptiv Corp. 3.25% 3/1/32	4,709,000	3,749,078
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Nemak SAB de CV 3.63% 6/28/31	4,140,000	$ 2,788,331
		18,413,722
Banks–8.86%
Banco Nacional de Panama 2.50% 8/11/30	6,390,000	4,689,008
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	9,295,398
μBank Hapoalim BM 3.26% 1/21/32	4,635,000	3,846,855
μBank of America Corp.
2.48% 9/21/36	60,110,000	43,416,802
2.55% 2/4/28	15,540,000	13,520,737
2.97% 2/4/33	3,290,000	2,571,961
4.95% 7/22/28	17,825,000	17,126,867
6.13% 4/27/27	4,250,000	4,016,250
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	20,236,762
Barclays PLC
5.20% 5/12/26	10,051,000	9,554,189
μ5.50% 8/9/28	3,140,000	2,943,551
Citigroup, Inc.
μ3.07% 2/24/28	4,230,000	3,769,989
•5.61% 9/29/26	14,855,000	14,773,045
Credit Agricole SA 2.81% 1/11/41	16,602,000	9,843,269
μCredit Suisse Group AG
2.59% 9/11/25	10,630,000	9,670,832
3.87% 1/12/29	3,985,000	3,250,217
4.50% 9/3/30	4,585,000	2,724,499
6.44% 8/11/28	10,270,000	9,550,578
7.25% 9/12/25	1,399,000	1,070,118
μDeutsche Bank AG
3.55% 9/18/31	8,885,000	6,774,420
3.73% 1/14/32	12,485,000	8,407,991
3.74% 1/7/33	12,319,000	7,985,469
μFifth Third Bancorp 4.34% 4/25/33	4,130,000	3,660,124
μGoldman Sachs Group, Inc.
1.54% 9/10/27	23,356,000	19,732,144
3.10% 2/24/33	1,680,000	1,334,348
3.62% 3/15/28	10,315,000	9,387,170
μHuntington National Bank 4.55% 5/17/28	10,565,000	10,168,849
μJPMorgan Chase & Co.
1.76% 11/19/31	22,130,000	16,175,453
1.95% 2/4/32	8,160,000	6,036,203
4.60% 2/1/25	6,300,000	5,487,930
4.85% 7/25/28	18,910,000	18,156,889
4.91% 7/25/33	4,035,000	3,720,897
μKeyCorp 4.79% 6/1/33	7,756,000	7,109,665
μMorgan Stanley
1.93% 4/28/32	5,960,000	4,351,062

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley (continued)
2.48% 1/21/28	21,885,000	$ 19,127,488
2.48% 9/16/36	26,658,000	19,103,886
μNBK SPC Ltd. 1.63% 9/15/27	7,985,000	6,847,137
PNC Bank NA
2.70% 11/1/22	4,720,000	4,715,005
3.88% 4/10/25	6,913,000	6,693,779
4.05% 7/26/28	7,075,000	6,489,528
μPNC Financial Services Group, Inc.
6.00% 5/15/27	3,570,000	3,311,175
6.20% 9/15/27	5,165,000	4,880,925
μState Street Corp. 2.20% 2/7/28	5,955,000	5,220,784
SVB Financial Group
1.80% 10/28/26	2,432,000	2,090,023
1.80% 2/2/31	4,000,000	2,862,711
μ4.00% 5/15/26	11,000,000	8,351,373
μ4.57% 4/29/33	7,239,000	6,343,570
Toronto-Dominion Bank 4.11% 6/8/27	13,110,000	12,360,905
Truist Bank
μ2.64% 9/17/29	21,981,000	20,480,305
3.00% 2/2/23	3,790,000	3,777,300
3.30% 5/15/26	7,220,000	6,697,017
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	11,224,247
4.92% 7/28/33	6,565,000	5,934,203
4.95% 9/1/25	7,095,000	6,816,805
U.S. Bancorp
μ2.22% 1/27/28	3,520,000	3,100,426
μ2.49% 11/3/36	4,690,000	3,524,945
μ2.68% 1/27/33	3,675,000	2,952,129
3.38% 2/5/24	10,550,000	10,368,463
3.60% 9/11/24	11,522,000	11,306,562
3.95% 11/17/25	6,220,000	6,061,168
U.S. Bank NA 3.40% 7/24/23	4,810,000	4,771,323
UBS Group AG
μ1.36% 1/30/27	2,185,000	1,866,436
4.13% 9/24/25	4,213,000	4,022,889
μ4.70% 8/5/27	4,255,000	4,033,747
μWells Fargo & Co.
4.61% 4/25/53	5,360,000	4,354,671
4.81% 7/25/28	6,670,000	6,361,346
		540,411,812
Beverages–0.24%
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/50	12,473,000	10,278,120
Cia Cervecerias Unidas SA 3.35% 1/19/32	5,545,000	4,678,594
		14,956,714
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.93%
Amgen, Inc. 2.80% 8/15/41	23,590,000	$ 16,101,359
CSL Finance PLC
4.05% 4/27/29	2,055,000	1,892,797
4.75% 4/27/52	3,320,000	2,856,621
Gilead Sciences, Inc. 4.15% 3/1/47	10,230,000	8,119,644
Regeneron Pharmaceuticals, Inc.
1.75% 9/15/30	4,315,000	3,265,840
2.80% 9/15/50	7,089,000	4,283,660
Royalty Pharma PLC
1.75% 9/2/27	15,130,000	12,503,149
3.35% 9/2/51	6,232,000	3,757,691
3.55% 9/2/50	6,313,000	3,934,182
		56,714,943
Building Materials–0.14%
GCC SAB de CV 3.61% 4/20/32	8,065,000	6,522,488
Standard Industries, Inc. 3.38% 1/15/31	3,120,000	2,194,296
		8,716,784
Chemicals–1.08%
Celanese U.S. Holdings LLC
6.05% 3/15/25	2,825,000	2,759,590
6.17% 7/15/27	10,125,000	9,582,349
International Flavors & Fragrances, Inc. 3.27% 11/15/40	6,865,000	4,738,509
LYB International Finance III LLC 3.38% 10/1/40	10,171,000	6,970,514
Nutrien Ltd. 2.95% 5/13/30	15,380,000	12,855,333
OCP SA
4.50% 10/22/25	7,310,000	6,977,833
5.13% 6/23/51	4,285,000	2,720,975
Westlake Corp. 3.13% 8/15/51	31,770,000	19,568,793
		66,173,896
Commercial Services–0.59%
Ashtead Capital, Inc.
1.50% 8/12/26	16,555,000	13,880,046
2.45% 8/12/31	2,960,000	2,175,915
Hutama Karya Persero PT 3.75% 5/11/30	9,070,000	8,025,681
PayPal Holdings, Inc.
3.90% 6/1/27	1,780,000	1,705,430
4.40% 6/1/32	11,190,000	10,429,475
		36,216,547

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–2.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	$ 6,031,788
3.00% 10/29/28	16,200,000	12,991,844
3.40% 10/29/33	20,061,000	14,555,040
3.65% 7/21/27	3,701,000	3,231,993
4.50% 9/15/23	2,295,000	2,261,952
4.63% 10/15/27	3,855,000	3,461,650
6.50% 7/15/25	3,035,000	3,029,523
Air Lease Corp.
2.88% 1/15/26	22,595,000	20,226,278
2.88% 1/15/32	11,795,000	8,889,963
3.00% 2/1/30	9,220,000	7,301,455
3.38% 7/1/25	3,290,000	3,065,410
μ4.13% 12/15/26	3,560,000	2,442,934
μAlly Financial, Inc. 4.70% 5/15/26	5,810,000	4,528,951
μCharles Schwab Corp. 5.38% 6/1/25	14,935,000	14,524,287
DAE Sukuk Difc Ltd. 3.75% 2/15/26	4,468,000	4,109,577
Jefferies Group LLC
6.45% 6/8/27	1,766,000	1,790,419
6.50% 1/20/43	5,130,000	4,812,924
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.63% 10/15/31	5,925,000	4,298,363
Nuveen Finance LLC 4.13% 11/1/24	22,109,000	21,531,763
		143,086,114
Electric–3.20%
Adani Electricity Mumbai Ltd. 3.95% 2/12/30	7,000,000	5,283,082
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,225,437
4.15% 5/1/49	1,530,000	1,159,576
Alfa Desarrollo SpA 4.55% 9/27/51	4,179,708	2,758,607
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,704,745
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,584,896
Baltimore Gas & Electric Co. 4.55% 6/1/52	6,740,000	5,783,083
Cleveland Electric Illuminating Co. 5.50% 8/15/24	3,017,000	3,016,407
μDuke Energy Corp. 4.88% 9/16/24	7,100,000	6,363,323
Duke Energy Indiana LLC
2.75% 4/1/50	11,495,000	7,137,709
3.25% 10/1/49	4,095,000	2,777,565
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Enel Finance International NV
1.88% 7/12/28	3,695,000	$ 2,873,043
2.25% 7/12/31	3,435,000	2,383,997
2.88% 7/12/41	11,800,000	6,731,883
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	8,529,639
Entergy Louisiana LLC 4.00% 3/15/33	435,000	385,112
Entergy Mississippi LLC 3.85% 6/1/49	975,000	731,372
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,502,980
Evergy Kansas Central, Inc. 3.45% 4/15/50	5,975,000	4,234,788
Evergy Metro, Inc. 3.65% 8/15/25	10,103,000	9,757,220
Eversource Energy 2.90% 3/1/27	4,465,000	4,051,809
Fells Point Funding Trust 3.05% 1/31/27	12,135,000	10,810,551
Infraestructura Energetica Nova SAPI de CV 3.75% 1/14/28	7,096,000	6,111,430
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	2,018,535
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	5,535,000	3,531,568
5.00% 7/15/32	9,510,000	9,079,867
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	5,740,715
5.05% 10/1/48	6,185,000	5,188,505
Pacific Gas & Electric Co.
2.10% 8/1/27	2,420,000	1,956,252
3.25% 6/1/31	2,220,000	1,693,771
3.30% 8/1/40	21,588,000	13,819,722
4.95% 7/1/50	2,559,000	1,873,001
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13% 5/15/27	6,559,000	6,067,796
PG&E Corp. 5.25% 7/1/30	2,250,000	1,915,785
μSempra Energy 4.88% 10/15/25	2,835,000	2,636,550
Southern California Edison Co.
3.45% 2/1/52	11,586,000	7,791,392
3.65% 2/1/50	4,215,000	2,884,485
4.00% 4/1/47	3,505,000	2,553,643
4.88% 3/1/49	11,850,000	9,903,893
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	16,474,757
Trans-Allegheny Interstate Line Co. 3.85% 6/1/25	1,000	960

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations Co. LLC 5.13% 5/13/25	2,063,000	$ 1,997,294
		195,026,745
Energy-Alternate Sources–0.08%
Sweihan PV Power Co. PJSC 3.63% 1/31/49	5,959,260	4,726,778
		4,726,778
Engineering & Construction–0.17%
Cellnex Finance Co. SA 3.88% 7/7/41	16,510,000	10,321,722
		10,321,722
Entertainment–0.23%
Warnermedia Holdings, Inc.
3.76% 3/15/27	8,890,000	7,953,923
4.28% 3/15/32	1,535,000	1,262,818
5.14% 3/15/52	6,480,000	4,709,784
		13,926,525
Food–0.10%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	7,289,000	5,963,687
		5,963,687
Forest Products & Paper–0.28%
Georgia-Pacific LLC 8.00% 1/15/24	16,242,000	16,882,858
		16,882,858
Gas–0.36%
Brooklyn Union Gas Co. 3.87% 3/4/29	14,885,000	13,224,947
SouthernGas Capital Corp. 5.15% 9/15/32	9,182,000	8,773,868
		21,998,815
Health Care Products–0.09%
Baxter International, Inc. 3.13% 12/1/51	8,580,000	5,482,154
		5,482,154
Health Care Services–0.26%
HCA, Inc.
3.13% 3/15/27	14,035,000	12,425,032
3.50% 9/1/30	4,250,000	3,509,310
		15,934,342
Insurance–1.21%
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	12,560,000	7,772,713
Arthur J Gallagher & Co. 3.50% 5/20/51	10,367,000	7,042,303
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Brighthouse Financial, Inc.
3.85% 12/22/51	12,425,000	$ 7,522,767
4.70% 6/22/47	5,203,000	3,683,002
5.63% 5/15/30	4,095,000	3,838,375
Brown & Brown, Inc.
2.38% 3/15/31	1,948,000	1,454,909
4.95% 3/17/52	6,892,000	5,586,607
Jackson Financial, Inc.
3.13% 11/23/31	21,825,000	16,420,886
4.00% 11/23/51	9,469,000	5,914,713
μMetLife, Inc. 3.85% 9/15/25	8,690,000	7,774,030
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	6,559,577
		73,569,882
Internet–0.37%
Amazon.com, Inc.
2.50% 6/3/50	7,010,000	4,376,582
3.60% 4/13/32	6,130,000	5,573,891
Netflix, Inc. 4.88% 4/15/28	13,560,000	12,691,008
		22,641,481
Iron & Steel–0.21%
Vale Overseas Ltd. 3.75% 7/8/30	15,765,000	12,769,650
		12,769,650
Machinery Diversified–0.12%
Otis Worldwide Corp.
3.11% 2/15/40	6,139,000	4,333,096
3.36% 2/15/50	4,710,000	3,176,174
		7,509,270
Media–2.01%
AMC Networks, Inc. 4.25% 2/15/29	1,240,000	916,807
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	4,000,000	3,068,160
4.25% 1/15/34	36,375,000	26,036,497
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	7,510,000	4,384,345
4.40% 12/1/61	18,914,000	12,049,592
4.91% 7/23/25	1,815,000	1,769,914
Comcast Corp.
3.20% 7/15/36	4,770,000	3,688,267
3.70% 4/15/24	17,910,000	17,614,306
CSC Holdings LLC 4.63% 12/1/30	4,965,000	3,376,200

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications LLC 4.00% 9/15/55	33,235,000	$ 19,595,286
Sirius XM Radio, Inc. 5.00% 8/1/27	3,680,000	3,376,400
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	5,376,784
7.30% 7/1/38	14,595,000	13,879,504
Time Warner Entertainment Co. LP 8.38% 3/15/23	7,690,000	7,796,814
		122,928,876
Mining–0.46%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	7,010,000	5,684,261
Newmont Corp.
2.25% 10/1/30	4,525,000	3,500,312
2.60% 7/15/32	3,655,000	2,786,741
2.80% 10/1/29	19,540,000	16,175,426
		28,146,740
Miscellaneous Manufacturing–0.40%
Eaton Corp. 4.15% 3/15/33	9,920,000	8,962,691
Parker-Hannifin Corp. 4.25% 9/15/27	16,425,000	15,644,044
		24,606,735
Office Business Equipment–0.36%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	2,635,000	2,285,532
3.28% 12/1/28	23,485,000	19,598,702
		21,884,234
Oil & Gas–0.81%
BP Capital Markets America, Inc. 2.72% 1/12/32	7,265,000	5,902,070
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,031,000
ConocoPhillips Co. 3.80% 3/15/52	7,500,000	5,731,014
Continental Resources, Inc. 2.88% 4/1/32	5,985,000	4,382,785
Devon Energy Corp. 4.75% 5/15/42	2,685,000	2,186,456
Diamondback Energy, Inc. 4.25% 3/15/52	2,530,000	1,846,984
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	4,422,090
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	8,712,000	7,695,570
Tengizchevroil Finance Co. International Ltd. 2.63% 8/15/25	7,694,000	6,347,550
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Valero Energy Corp. 3.65% 12/1/51	8,456,000	$ 5,764,821
		49,310,340
Pharmaceuticals–2.02%
AbbVie, Inc.
2.95% 11/21/26	14,660,000	13,430,881
4.05% 11/21/39	21,570,000	17,351,237
Bristol-Myers Squibb Co. 3.70% 3/15/52	3,080,000	2,357,554
Cigna Corp.
2.40% 3/15/30	3,625,000	2,952,236
3.20% 3/15/40	3,440,000	2,472,975
•3.40% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,723,706
CVS Health Corp.
2.70% 8/21/40	13,315,000	8,740,387
3.75% 4/1/30	4,145,000	3,685,920
4.30% 3/25/28	4,100,000	3,866,942
4.78% 3/25/38	21,238,000	18,619,396
5.05% 3/25/48	3,775,000	3,324,500
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	4,945,000	3,499,233
3.18% 7/9/50	21,445,000	14,226,599
4.40% 11/26/23	10,240,000	10,173,867
Viatris, Inc.
1.65% 6/22/25	1,855,000	1,649,075
2.30% 6/22/27	1,705,000	1,392,116
2.70% 6/22/30	6,075,000	4,513,812
4.00% 6/22/50	10,735,000	6,425,881
		123,406,317
Pipelines–2.16%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	7,625,000	7,755,021
Energy Transfer LP
6.25% 4/15/49	14,545,000	12,903,256
μ6.50% 11/15/26	15,980,000	13,920,241
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	7,221,727
3.30% 2/15/53	19,037,000	12,384,869
MPLX LP
1.75% 3/1/26	3,710,000	3,246,182
4.00% 3/15/28	2,835,000	2,582,540
4.13% 3/1/27	13,170,000	12,283,744
4.70% 4/15/48	3,590,000	2,735,236
5.50% 2/15/49	12,350,000	10,481,813
ONEOK, Inc. 7.50% 9/1/23	8,950,000	9,065,813
Sabine Pass Liquefaction LLC
5.63% 3/1/25	8,760,000	8,751,351
5.75% 5/15/24	13,266,000	13,314,568

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	3,675,000	$ 3,399,502
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	11,461,416
		131,507,279
Real Estate Investment Trusts–1.24%
American Homes 4 Rent LP 3.63% 4/15/32	8,130,000	6,705,343
American Tower Corp. 1.88% 10/15/30	17,495,000	12,946,767
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	4,215,000	2,966,306
Crown Castle, Inc.
2.10% 4/1/31	1,048,000	785,422
4.30% 2/15/29	13,740,000	12,603,219
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	29,060,000	22,495,140
Iron Mountain, Inc. 5.25% 7/15/30	9,446,000	7,816,282
VICI Properties LP 4.95% 2/15/30	10,305,000	9,312,783
		75,631,262
Retail–0.14%
AutoNation, Inc. 3.85% 3/1/32	8,765,000	6,925,830
Lowe's Cos., Inc. 4.05% 5/3/47	2,250,000	1,688,938
		8,614,768
Semiconductors–1.35%
Broadcom, Inc.
3.14% 11/15/35	2,883,000	2,020,116
3.42% 4/15/33	9,507,000	7,255,898
3.47% 4/15/34	18,997,000	14,252,574
Entegris Escrow Corp. 4.75% 4/15/29	5,905,000	5,201,269
KLA Corp. 4.95% 7/15/52	7,340,000	6,667,873
Microchip Technology, Inc. 4.33% 6/1/23	7,095,000	7,060,595
Micron Technology, Inc. 2.70% 4/15/32	4,325,000	3,147,368
NXP BV/NXP Funding LLC
4.88% 3/1/24	17,490,000	17,282,979
5.55% 12/1/28	2,145,000	2,071,628
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	4,515,000	2,875,260
3.25% 5/11/41	8,930,000	5,856,838
SK Hynix, Inc.
1.50% 1/19/26	3,637,000	3,148,958
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
SK Hynix, Inc. (continued)
2.38% 1/19/31	7,615,000	$ 5,630,617
		82,471,973
Software–0.53%
Autodesk, Inc. 2.40% 12/15/31	11,900,000	9,255,892
Broadridge Financial Solutions, Inc. 2.60% 5/1/31	13,468,000	10,666,893
Fidelity National Information Services, Inc. 4.70% 7/15/27	2,505,000	2,411,079
Workday, Inc.
3.50% 4/1/27	960,000	887,993
3.70% 4/1/29	1,465,000	1,313,895
3.80% 4/1/32	9,190,000	7,976,753
		32,512,505
Telecommunications–2.01%
AT&T, Inc.
3.50% 6/1/41	13,124,000	9,452,983
3.50% 9/15/53	28,885,000	19,247,251
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	2,937,500	2,895,168
Telefonica Moviles Chile SA 3.54% 11/18/31	10,000,000	7,850,000
T-Mobile USA, Inc.
2.40% 3/15/29	980,000	799,850
2.55% 2/15/31	7,125,000	5,645,073
3.00% 2/15/41	30,100,000	20,117,080
3.75% 4/15/27	13,240,000	12,218,412
Verizon Communications, Inc.
2.36% 3/15/32	8,315,000	6,376,157
2.88% 11/20/50	5,390,000	3,296,032
3.40% 3/22/41	9,870,000	7,206,579
4.50% 8/10/33	30,790,000	27,731,807
		122,836,392
Transportation–0.38%
Burlington Northern Santa Fe LLC
2.88% 6/15/52	7,791,000	5,088,039
4.45% 1/15/53	6,555,000	5,680,896
Canadian Pacific Railway Co. 2.45% 12/2/31	15,505,000	12,402,653
		23,171,588
Trucking & Leasing–0.06%
DAE Funding LLC 1.55% 8/1/24	4,100,000	3,745,860
		3,745,860

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water–0.20%
American Water Capital Corp. 4.45% 6/1/32	12,995,000	$ 12,061,865
		12,061,865
Total Corporate Bonds (Cost $2,824,960,073)		2,308,317,568
LOAN AGREEMENT–0.19%
•Applied Systems, Inc. 9.17% (LIBOR03M + 5.50%) 9/19/25	11,828,013	11,609,195
Total Loan Agreement (Cost $11,828,013)		11,609,195
MUNICIPAL BONDS–0.25%
Curators of the University of Missouri 5.79% 11/1/41	4,070,000	4,218,339
Los Angeles Department of Water & Power System Revenue Series A 6.57% 7/1/45	6,965,000	8,125,048
Metropolitan Transportation Authority Series E 6.81% 11/15/40	1,725,000	1,849,610
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,221,286
Total Municipal Bonds (Cost $14,290,583)		15,414,283
NON-AGENCY ASSET-BACKED SECURITIES–3.39%
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,787,190
•Apex Credit CLO Ltd. Series 2018-1A A2 3.81% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,748,091
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	5,870,000	5,640,032
•Bavarian Sky U.K. 5 PLC Series 2014-1A A1A2 3.91% (LIBOR03M + 1.20%) 10/20/34	4,000,000	3,775,400
•Black Diamond CLO Ltd. Series 2017-2A A2 4.01% (LIBOR03M + 1.30%) 1/20/32	2,906,853	2,864,994
•Catamaran CLO Ltd. Series 2014-1A A1BR 4.15% (LIBOR03M + 1.39%) 4/22/30	11,150,000	10,459,559
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.58% 11/25/36	1,402,908	1,337,143
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	8,500,000	$ 7,298,363
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	21,593,072
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	43,450,000	35,780,380
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,420,000	1,296,269
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	5,372,000	4,788,411
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,230,000	2,155,609
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	2,640,000	2,473,033
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	3,983,173	3,811,055
•KKR CLO 41 Ltd. Series 2022-41A A1 2.82% (TSFR03M + 1.33%) 4/15/35	5,600,000	5,367,835
•Marathon CLO XIII Ltd. Series 2019-1A AANR 3.83% (LIBOR03M + 1.32%) 4/15/32	3,250,000	3,135,304
•Midocean Credit CLO IX Series 2018-9A A1 3.86% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,758,374
•MKS CLO Ltd. Series 2017-2A A 3.90% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,130,656
•Oaktree CLO Ltd. Series 2019-2A A1AR 3.63% (LIBOR03M + 1.12%) 4/15/31	5,582,715	5,421,626
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 3.86% (LIBOR03M + 1.15%) 7/20/34	11,000,000	10,481,130
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	9,200,000	8,583,380
•Regatta XIX Funding Ltd. Series 2022-1A A1 2.40% (TSFR03M + 1.32%) 4/20/35	3,000,000	2,854,122
•Signal Peak CLO 5 Ltd. Series 2018-5A A 3.89% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,917,504
•Steele Creek CLO Ltd. Series 2017-1A A 3.76% (LIBOR03M + 1.25%) 10/15/30	5,500,000	5,370,492

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•TICP CLO IX Ltd. Series 2017-9A A 3.85% (LIBOR03M + 1.14%) 1/20/31	9,600,000	$ 9,402,394
•Venture 34 CLO Ltd. Series 2018-34A A 3.74% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,211,617
•Venture 42 CLO Ltd. Series 2021-42A A1A 3.64% (LIBOR03M + 1.13%) 4/15/34	15,000,000	14,289,825
•Zais CLO 17 Ltd. Series 2021-17A A1A 4.04% (LIBOR03M + 1.33%) 10/20/33	2,000,000	1,933,790
Total Non-Agency Asset-Backed Securities (Cost $227,025,742)		206,666,650
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.54%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.69% 1/25/45	1,073,756	1,013,487
Series 2015-1 B2 3.69% 1/25/45	606,739	572,683
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	11,405,077	9,072,383
Series 2021-PJ8 A2 2.50% 1/25/52	16,264,773	12,938,119
Series 2021-PJ9 A2 2.50% 2/26/52	18,026,356	14,339,404
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	588,553	519,914
Series 2014-2 B2 3.42% 6/25/29	219,277	193,704
Series 2015-4 B1 3.56% 6/25/45	1,782,424	1,591,950
Series 2015-4 B2 3.56% 6/25/45	1,276,486	1,140,078
Series 2016-4 B1 3.80% 10/25/46	1,170,745	1,071,569
Series 2016-4 B2 3.80% 10/25/46	2,142,045	1,934,628
Series 2017-1 B3 3.45% 1/25/47	4,228,734	3,672,360
Series 2017-2 A3 3.50% 5/25/47	356,845	319,280
Series 2020-2 A3 3.50% 7/25/50	525,924	469,327
Series 2020-7 A3 3.00% 1/25/51	2,206,395	1,892,524
Series 2021-1 A3 2.50% 6/25/51	3,706,509	2,948,412
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2021-10 A3 2.50% 12/25/51	7,630,246	$ 6,064,854
Series 2021-11 A3 2.50% 1/25/52	13,179,583	10,475,710
Series 2021-12 A3 2.50% 2/25/52	17,212,226	13,681,031
Series 2021-13 A3 2.50% 4/25/52	17,526,108	13,930,518
•JP Morgan Trust
Series 2015-1 B2 3.41% 12/25/44	2,281,192	2,242,599
Series 2015-5 B2 3.59% 5/25/45	2,020,504	1,998,931
Series 2015-6 B1 3.53% 10/25/45	1,372,409	1,255,364
Series 2015-6 B2 3.53% 10/25/45	1,162,816	1,045,503
Series 2015-6 B3 3.53% 10/25/45	2,093,031	1,792,726
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	5,285,186	4,308,505
Series 2021-1 A2 2.50% 3/25/51	3,622,723	2,877,235
Series 2021-4 A3 2.50% 7/25/51	3,736,930	2,967,940
Series 2021-5 A3 2.50% 8/25/51	11,816,232	9,384,674
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	795,132	764,704
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,890,242	3,094,566
Series 2021-4 A1 2.50% 9/25/51	17,414,928	13,853,032
Series 2021-6 A1 2.50% 12/25/51	7,803,232	6,207,228
•Sequoia Mortgage Trust
Series 2013-4 B2 3.44% 4/25/43	479,646	444,279
Series 2015-1 B2 3.92% 1/25/45	800,827	755,163
Series 2020-4 A2 2.50% 11/25/50	2,959,264	2,374,347
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	223,441	220,699
Series 2017-2 A1 2.75% 4/25/57	117,553	116,188
Series 2018-1 A1 3.00% 1/25/58	946,553	921,089

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	777,643	$ 669,363
Total Non-Agency Collateralized Mortgage Obligations (Cost $192,792,713)		155,136,070
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–10.25%
•Bank Series 2022-BNK40 B 3.51% 3/15/64	8,850,000	7,379,152
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,644,138
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	15,994,015
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,336,039
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	10,765,670
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	33,839,108
•Series 2022-BNK41 A4 3.92% 4/15/65	5,845,000	5,289,939
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	33,000,000	26,546,015
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,124,180
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	17,530,519
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	17,440,774
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	10,426,187
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	19,003,251
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,397,587
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	11,526,676
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	7,290,717
•Series 2022-B32 C 3.57% 1/15/55	11,000,000	8,567,904
•Series 2022-B33 B 3.74% 3/15/55	4,450,000	3,623,745
•Series 2022-B33 C 3.74% 3/15/55	4,450,000	3,379,536
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	3,051,431
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	14,624,632
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending (continued)
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	$ 5,110,157
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	11,303,177
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	8,961,585
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,368,801
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	13,771,276
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,645,865
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,991,000	4,803,102
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	6,764,278
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,381,703
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	17,395,600
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	10,219,958
Series 2020-555 A 2.65% 12/10/41	6,700,000	5,590,710
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	6,788,653
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,229,753
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	3,800,785
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	10,562,183
Series 2015-3BP A 3.18% 2/10/35	22,346,000	20,620,842
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,149,147
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	7,727,184
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,266,576
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	8,915,740
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,526,581
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	9,310,000	7,294,215

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	$ 4,907,261
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	13,770,114
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,560,624
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	1,994,503
Series 2019-GC42 A4 3.00% 9/1/52	20,000,000	17,395,286
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	11,649,765
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,333,152
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,232,305
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	9,710,884
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	11,372,496	10,817,817
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,173,959
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	10,927,842
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,557,153
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	3,863,894
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,399,129
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	17,247,269
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,389,325
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,586,170
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	5,541,130
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,258,851
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	5,511,949
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,019,241
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,145,962
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	$ 24,569,612
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,575,180
WFRBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	4,214,171	4,199,832
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $740,378,283)		625,317,295
ΔSOVEREIGN BONDS–0.21%
Bermuda—0.05%
Bermuda Government International Bonds 2.38% 8/20/30	4,000,000	3,181,959
		3,181,959
Colombia—0.10%
Colombia Government International Bond 4.50% 3/15/29	7,105,000	5,827,092
		5,827,092
Kazakhstan—0.06%
Kazakhstan Government International Bonds 4.88% 10/14/44	4,957,000	3,815,185
		3,815,185
Total Sovereign Bonds (Cost $16,188,359)		12,824,236
SUPRANATIONAL BANKS–0.59%
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	5,702,450
5.00% 7/27/27	2,903,000	2,645,504
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	27,791,854
Total Supranational Banks (Cost $39,942,319)		36,139,808
U.S. TREASURY OBLIGATIONS–17.16%
U.S. Treasury Bonds
1.75% 8/15/41	38,190,000	26,110,921
2.00% 11/15/41	4,800,000	3,435,375
2.25% 8/15/46	110,575,000	79,622,638
2.25% 2/15/52	92,435,000	67,159,805
2.88% 5/15/52	30,615,000	25,673,548
3.00% 8/15/52	1,880,000	1,622,381
4.38% 2/15/38	23,985,000	25,523,413
U.S. Treasury Notes
2.63% 7/31/29	218,425,000	200,712,098
2.75% 5/15/25	183,320,000	176,409,696

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.75% 8/15/32	9,265,000	$ 8,471,684
3.13% 8/31/27	29,030,000	27,846,120
3.13% 8/31/29	3,005,000	2,851,933
3.25% 8/31/24	59,830,000	58,750,255
3.25% 6/30/27	293,485,000	282,846,169
3.25% 6/30/29	1,305,000	1,247,345
≠3.88% 9/30/29	6,935,000	6,942,585
4.13% 9/30/27	11,465,000	11,502,620
^U.S. Treasury Strip Principal 0.00% 5/15/44	97,675,000	40,161,133
Total U.S. Treasury Obligations (Cost $1,177,668,336)		1,046,889,719

	Number of Shares
MONEY MARKET FUND–0.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	54,905,876	54,905,876
Total Money Market Fund (Cost $54,905,876)		54,905,876

	Principal Amount°
SHORT-TERM INVESTMENTS—6.50%
U.S. Treasury Obligations–1.92%
U.S. Treasury Notes 0.13% 10/31/22	117,495,000	117,258,463
		117,258,463
Discounted Commercial Paper–4.58%
American Honda Finance Corp.
3.19% 11/16/22	15,000,000	14,940,200
Bank of Montreal
3.19% 1/18/23	1,700,000	1,680,495
3.23% 1/5/23	4,800,000	4,752,405
Bayerische Landesbank
3.36% 1/17/23	7,000,000	6,925,374
BPCE SA
3.09% 12/19/22	15,000,000	14,882,900
Credit Agricole Corporate & Investment Bank
2.84% 10/31/22	10,000,000	9,976,833
2.96% 11/16/22	8,000,000	7,970,356
Credit Suisse AG
3.16% 11/21/22	15,000,000	14,934,337
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
Credit Suisse AG (continued)
3.37% 12/19/22	15,000,000	$ 14,878,900
DTE Energy Co.
3.30% 10/3/22	2,500,000	2,499,549
Export Development Canada
2.86% 11/2/22	3,425,000	3,416,476
4.18% 3/13/23	13,100,000	12,853,471
HSBC USA, Inc.
2.81% 10/14/22	5,000,000	4,995,035
3.13% 12/15/22	10,000,000	9,922,754
3.24% 1/17/23	8,500,000	8,399,629
3.88% 3/17/23	2,300,000	2,254,158
4.40% 3/17/23	11,750,000	11,515,807
JP Morgan Securities LLC
3.07% 12/12/22	1,200,000	1,191,391
Kreditanstalt fuer Wiederaufbau
4.17% 2/21/23	13,000,000	12,801,568
National Australia Bank Ltd.
4.02% 2/24/23	3,700,000	3,639,295
National Bank of Canada
2.87% 11/1/22	10,000,000	9,975,803
Natixis SA
3.65% 2/6/23	6,500,000	6,409,652
Rockwell Automation, Inc.
3.07% 10/3/22	5,000,000	4,999,158
Skandinaviska Enskilda Banken AB
3.08% 12/19/22	9,479,000	9,407,170
Sony Capital Corp.
3.45% 10/4/22	9,000,000	8,997,450
3.45% 10/5/22	10,000,000	9,996,222
Stanley Black & Decker, Inc.
3.30% 10/24/22	15,000,000	14,968,854
Svenska Handelsbanken AB
3.19% 1/18/23	12,492,000	12,353,176
3.63% 2/16/23	5,000,000	4,927,759
Swedbank AB
3.09% 12/19/22	15,000,000	14,884,233
Toyota Motor Credit Corp.
4.19% 3/2/23	9,000,000	8,846,158
Westpac Securities NZ Ltd.
3.39% 1/18/23	9,100,000	8,999,427
		279,195,995
Total Short-Term Investments (Cost $396,621,090)		396,454,458

TOTAL INVESTMENTS–102.08% (Cost $7,215,799,233)	6,227,829,233

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.08%)	(126,704,004)
NET ASSETS APPLICABLE TO 528,883,288 SHARES OUTSTANDING–100.00%	$6,101,125,229

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Schedule of Investments (continued)

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2022.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
^ Zero coupon security. The rate shown is the yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
1,039	U.S. Treasury 10 yr Notes	$116,432,938	$117,193,545	12/20/22	$—	$(760,607)
(211)	U.S. Treasury 10 yr Ultra Notes	(25,000,203)	(26,464,284)	12/20/22	1,464,081	—
938	U.S. Treasury 2 yr Notes	192,656,407	195,798,111	12/30/22	—	(3,141,704)
680	U.S. Treasury 3 yr Notes	141,960,626	145,463,596	12/30/22	—	(3,502,970)
885	U.S. Treasury Long Bonds	111,869,531	121,468,223	12/20/22	—	(9,598,692)
(323)	U.S. Treasury Ultra Bonds	(44,251,000)	(48,494,437)	12/20/22	4,243,437	—
Total Futures Contracts					$5,707,518	$(17,003,973)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR03M–3 Month Term Secured Overnight Financing Rate
WFRBS–Wells Fargo Royal Bank of Scotland
LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$143,398,576	$—	$143,398,576
Agency Commercial Mortgage-Backed Security	—	2,732,538	—	2,732,538
Agency Mortgage-Backed Securities	—	1,212,022,961	—	1,212,022,961
Corporate Bonds	—	2,308,317,568	—	2,308,317,568
Loan Agreement	—	11,609,195	—	11,609,195
Municipal Bonds	—	15,414,283	—	15,414,283
Non-Agency Asset-Backed Securities	—	206,666,650	—	206,666,650
Non-Agency Collateralized Mortgage Obligations	—	155,136,070	—	155,136,070
Non-Agency Commercial Mortgage-Backed Securities	—	625,317,295	—	625,317,295
Sovereign Bonds	—	12,824,236	—	12,824,236
Supranational Banks	—	36,139,808	—	36,139,808
U.S. Treasury Obligations	—	1,046,889,719	—	1,046,889,719
Money Market Fund	54,905,876	—	—	54,905,876
Short-Term Investments	—	396,454,458	—	396,454,458
Total Investments	$54,905,876	$6,172,923,357	$—	$6,227,829,233
Derivatives:

Assets:
Futures Contracts	$5,707,518	$—	$—	$5,707,518
Liabilities:
Futures Contracts	$(17,003,973)	$—	$—	$(17,003,973)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Bond Fund–17